Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]	Convertible Preferred Stock [Member] Series G Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-1 Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-2 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2012	$ (1,758)	$ 4,941	$ 87			$ 2			$ 69,945	$ (71,792)
Beginning balance, shares at Dec. 31, 2012		5,000,000	87,389,000		300,000	2,000,000
For cash, net of issuance costs	3,381		$ 38						3,343
For cash, net of issuance costs, shares			37,991,000
For services	240		$ 1						239
For services, shares			840,000
Issuance of common stock from conversion of preferred stock			$ 8			$ (2)			(6)
Issuance of common stock from conversion of preferred stock, shares			8,000,000			(2,000,000)
From exercises of warrants, net of commissions	2,700		$ 17						2,683
From exercises of warrants, net of commissions, shares			16,955,000
Stock-based compensation	1,693								1,693
Net loss	(10,479)									(10,479)
Ending balance (Previously Reported [Member]) at Dec. 31, 2013		$ 4,941	$ 151						77,897
Ending balance at Dec. 31, 2013	(4,223)	$ 4,941	$ 1						78,047	(82,271)
Ending balance, shares (Previously Reported [Member]) at Dec. 31, 2013		5,000,000	151,175,000		300,000
Ending balance, shares at Dec. 31, 2013		5,000,000	1,008,000		300,000
For cash, net of issuance costs | Previously Reported [Member]			$ 27						3,573
For cash, net of issuance costs	3,600								3,600
For cash, net of issuance costs, shares | Previously Reported [Member]			27,598,000
For cash, net of issuance costs, shares			184,000
For services | Previously Reported [Member]			$ 1						190
For services	191								191
For services, shares | Previously Reported [Member]			1,096,000
For services, shares			7,000
From exercises of warrants, amount | Previously Reported [Member]			$ 6						438
From exercises of warrants, amount	444								444
From exercises of warrants, shares | Previously Reported [Member]			5,894,000
From exercises of warrants, shares			39,000
For warrant exchange, net of issuance costs | Previously Reported [Member]			$ 45						6,383
For warrant exchange, net of issuance costs	6,428		$ 1						6,427
For warrant exchange, net of issuance costs, shares | Previously Reported [Member]			44,666,000
For warrant exchange, net of issuance costs, shares			298,000
Issuance of preferred stock, shares | Previously Reported [Member]							2,000	1,000
Issuance of preferred stock, shares							2,000
Issuance of common stock from conversion of preferred stock | Previously Reported [Member]			$ 9						(9)
Issuance of common stock from conversion of preferred stock, shares | Previously Reported [Member]			9,000,000				(1,000)
Issuance of common stock from conversion of preferred stock, shares			60,000				(1,000)
Stock-based compensation | Previously Reported [Member]									1,418
Stock-based compensation	1,418								1,418
Waiver of redemption feature for Series G preferred stock | Previously Reported [Member]		$ (4,941)		$ 5					4,936
Waiver of redemption feature for Series G preferred stock	4,941	$ (4,941)		$ 5					4,936
Waiver of redemption feature for Series G preferred stock, shares | Previously Reported [Member]		(5,000,000)		5,000,000
Waiver of redemption feature for Series G preferred stock, shares		(5,000,000)		5,000,000
Net loss	(12,478)									(12,478)
Ending balance (Previously Reported [Member]) at Dec. 31, 2014			$ 239	$ 5					94,826
Ending balance at Dec. 31, 2014	321		$ 2	$ 5					95,063	(94,749)
Ending balance, shares (Previously Reported [Member]) at Dec. 31, 2014			239,429,000	5,000,000	300,000		1,000	1,000
Ending balance, shares at Dec. 31, 2014			1,596,000	5,000,000	300,000		1,000
For services	80								80
For services, shares			12,000
From exercises of warrants, amount	996								996
From exercises of warrants, shares			170,000
For fractional shares rounding up due to reverse stock split			6,000
Issuance of common stock from conversion of preferred stock, shares			364,290				(1,000)
Warrant modification	40								40
Stock-based compensation	500								500
Net loss	(1,103)									(1,103)
Ending balance at Sep. 30, 2015	$ 834		$ 2	$ 5					$ 96,679	$ (95,852)
Ending balance, shares at Sep. 30, 2015			2,148,000	5,000,000	300,000